Share-Based Compensation (Details) - Schedule of changes in nonvested shares granted - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of changes in nonvested shares granted [Abstract]
Number of options, Balance at beginning of the year	526,351	774,836	885,879
Weighted average exercise price, Balance at beginning of the year	$ 7.03	$ 5.70	$ 5.52
Number of options, Granted	360,500	158,021	305,244
Weighted average exercise price, Granted	$ 3.86	$ 8.72	$ 5.85
Number of options, Vested during the year	(249,965)	(278,250)	(257,068)
Weighted average exercise price, Vested during the year	$ 6.07	$ 5.21	$ 4.97
Number of options, Forfeited during the year	(35,659)	(128,256)	(159,219)
Weighted average exercise price, Forfeited during the year	$ 6.24	$ 5.24	$ 5.16
Number of options, Balance at end of the year	601,227	526,351	774,836
Weighted average exercise price, Balance at end of the year	$ 5.93	$ 7.03	$ 5.70